Risk and Capital Management - Summary of Funds Obtained Through the Issuance of Subordinated Debt Securities (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Account balance	R$ 47,296,000,000	R$ 36,627,000,000
Subordinated financial bills one [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2012
Maturity	2020
Brazil, Brazil Real | Subordinated financial bills one [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Return p.a.	111% of CDI
Principal amount (original currency)	R$ 0
Account balance	R$ 0	2,000,000
Brazil, Brazil Real | Subordinated financial bills two [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2011
Maturity	2021
Return p.a.	IPCA + 6% to 6.17%
Principal amount (original currency)	R$ 0
Account balance	R$ 0	49,000,000
Brazil, Brazil Real | Subordinated financial bills three [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2012
Maturity	2022
Return p.a.	109.25% to 110.5% of CDI
Principal amount (original currency)	R$ 6,000,000
Account balance	R$ 14,000,000	14,000,000
Brazil, Brazil Real | Subordinated financial bills four [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Return p.a.	IPCA + 5.15% to 5.83%
Principal amount (original currency)	R$ 2,307,000,000
Account balance	R$ 5,484,000,000	4,994,000,000
Brazil, Brazil Real | Subordinated financial bills five [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Return p.a.	IGPM + 4.63%
Principal amount (original currency)	R$ 20,000,000
Account balance	38,000,000	30,000,000
Brazil, Brazil Real | Subordinated euronotes five [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Account balance		5,089,000,000
Brazil, Brazil Real | Total Subordinated Notes Issued In Brazilian Real [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	2,333,000,000
Account balance	R$ 5,536,000,000
Brazil, Brazil Real | Debt Instruments Eligble As Capital Two [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2019
Maturity	2028
Return p.a.	CDI + 0.72%
Principal amount (original currency)	R$ 50,000,000
Account balance	R$ 52,000,000
Brazil, Brazil Real | Debt Instruments Eligble As Capital Three [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Maturity	2029
Return p.a.	CDI + 0.75%
Principal amount (original currency)	R$ 2,280,000,000
Account balance	2,379,000,000
Brazil, Brazil Real | Total Debt Instruments Eligbile As Capital Issued In Brazilian Real Three [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	2,330,000,000
Account balance	R$ 2,431,000,000
United States of America, Dollars | Subordinated euronotes [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2010
Maturity	2020
Principal amount (original currency)	R$ 990,000,000
Account balance	R$ 0	4,041,000,000
United States of America, Dollars | Subordinated euronotes one [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2010
Maturity	2021
Principal amount (original currency)	R$ 1,000,000,000
Account balance	R$ 5,360,000,000	4,152,000,000
United States of America, Dollars | Subordinated euronotes two [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2011
Maturity	2021
Return p.a.	5.75% to 6.20%
Principal amount (original currency)	R$ 730,000,000
Account balance	R$ 3,805,000,000	2,952,000,000
United States of America, Dollars | Subordinated euronotes three [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2012
Maturity	2021
Principal amount (original currency)	R$ 550,000,000
Account balance	R$ 2,858,000,000	2,218,000,000
United States of America, Dollars | Subordinated euronotes four [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2012
Maturity	2022
Return p.a.	5.50% to 5.65%
Principal amount (original currency)	R$ 2,600,000,000
Account balance	R$ 13,764,000,000	10,673,000,000
United States of America, Dollars | Subordinated euronotes five [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2012
Maturity	2023
Principal amount (original currency)	R$ 1,851,000,000
Account balance	9,677,000,000	7,502,000,000
United States of America, Dollars | Total Subordinated Euro Notes Issued In Us Dollars [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	7,721,000,000
Account balance	R$ 35,464,000,000	R$ 31,538,000,000
United States of America, Dollars | Debt Instruments Eligible As Capital One [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Issue	2019
Maturity	2029
Return p.a.	4.50
Principal amount (original currency)	R$ 740,000,000
Account balance	3,865,000,000
United States of America, Dollars | Total Debt Instruments Eligible As Capital Issued In Us Dollars [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Principal amount (original currency)	740,000,000
Account balance	R$ 3,865,000,000